Related Party Loans (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Principal Balance	$ 99,688	$ 121,049
Wyn Ward Loan Two [Member]
Principal Balance	$ 10,000
Interest Rate	0.00%
Loan Origination	Oct. 31, 2015
Maturity Date	Jun. 01, 2017
Collateral	None
Wyn Ward Loan Three [Member]
Principal Balance	$ 10,000
Interest Rate	0.00%
Loan Origination	Feb. 29, 2016
Maturity Date	Jun. 01, 2017
Collateral	None
ErikDurrantAMember
Principal Balance	$ 92,446
Interest Rate	0.00%
Loan Origination	Mar. 30, 2015
Maturity Date	Jun. 01, 2017
Collateral	None
KentDurrantAMember
Principal Balance	$ 196,000
Interest Rate	0.00%
Loan Origination	Jul. 01, 2016
Maturity Date	Jun. 01, 2017
Collateral	None
LoriDurrantAMember
Principal Balance	$ 8,300
Interest Rate	0.00%
Loan Origination	Apr. 23, 2011
Maturity Date	Jun. 01, 2017
Collateral	Laser Printer
Wyn Ward Loan One [Member]
Principal Balance	$ 10,000
Interest Rate	0.00%
Loan Origination	Apr. 01, 2015
Maturity Date	Apr. 01, 2015
Collateral	None